Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000098128 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	13.80%
C000098128 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	10.00%
C000098128 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.80%
C000098128 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	6.90%
C000098128 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	6.40%
C000098128 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.40%
C000098128 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.80%
C000098128 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.80%
C000098128 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	2.80%
C000098128 | FR_512807306
Holdings [Line Items]
Percent of Total Investments	2.50%
C000098128 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	67.20%
C000098128 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000098128 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000098128 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000098128 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000098128 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000098128 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.20%
C000098128 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.40%
C000098128 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	14.00%
C000098128 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	49.90%
C000098129 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	13.80%
C000098129 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	10.00%
C000098129 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.80%
C000098129 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	6.90%
C000098129 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	6.40%
C000098129 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.40%
C000098129 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.80%
C000098129 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.80%
C000098129 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	2.80%
C000098129 | FR_512807306
Holdings [Line Items]
Percent of Total Investments	2.50%
C000098129 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	67.20%
C000098129 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000098129 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000098129 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000098129 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000098129 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000098129 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.20%
C000098129 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.40%
C000098129 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	14.00%
C000098129 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	49.90%
C000098130 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	13.80%
C000098130 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	10.00%
C000098130 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.80%
C000098130 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	6.90%
C000098130 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	6.40%
C000098130 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.40%
C000098130 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.80%
C000098130 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.80%
C000098130 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	2.80%
C000098130 | FR_512807306
Holdings [Line Items]
Percent of Total Investments	2.50%
C000098130 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	67.20%
C000098130 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000098130 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000098130 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000098130 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000098130 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000098130 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.20%
C000098130 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.40%
C000098130 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	14.00%
C000098130 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	49.90%
C000098131 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.10%
C000098131 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098131 | FR_30231G102
Holdings [Line Items]
Percent of Total Investments	4.00%
C000098131 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	3.50%
C000098131 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	3.50%
C000098131 | FR_058498106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098131 | FR_911312106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098131 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.10%
C000098131 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000098131 | FR_G51502105
Holdings [Line Items]
Percent of Total Investments	3.00%
C000098131 | Johnson Controls International PLC
Holdings [Line Items]
Percent of Total Investments	33.90%
C000098131 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000098131 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000098131 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000098131 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000098131 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000098131 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000098131 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000098131 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000098131 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	10.20%
C000098131 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000098131 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000098131 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.60%
C000098132 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.10%
C000098132 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098132 | FR_30231G102
Holdings [Line Items]
Percent of Total Investments	4.00%
C000098132 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	3.50%
C000098132 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	3.50%
C000098132 | FR_058498106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098132 | FR_911312106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098132 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.10%
C000098132 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000098132 | FR_G51502105
Holdings [Line Items]
Percent of Total Investments	3.00%
C000098132 | Johnson Controls International PLC
Holdings [Line Items]
Percent of Total Investments	33.90%
C000098132 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000098132 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000098132 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000098132 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000098132 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000098132 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000098132 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000098132 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000098132 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	10.20%
C000098132 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000098132 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000098132 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.60%
C000098133 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	4.10%
C000098133 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098133 | FR_30231G102
Holdings [Line Items]
Percent of Total Investments	4.00%
C000098133 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	3.50%
C000098133 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	3.50%
C000098133 | FR_058498106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098133 | FR_911312106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098133 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	3.10%
C000098133 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	3.10%
C000098133 | FR_G51502105
Holdings [Line Items]
Percent of Total Investments	3.00%
C000098133 | Johnson Controls International PLC
Holdings [Line Items]
Percent of Total Investments	33.90%
C000098133 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000098133 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000098133 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	7.70%
C000098133 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000098133 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000098133 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000098133 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000098133 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000098133 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	10.20%
C000098133 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000098133 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000098133 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.60%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%
[3]	Amount is less than 0.05%